Annual Total Returns[BarChart] - PROFUND VP SHORT EMERGING MARKETS - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	10.66%	(13.04%)	(0.23%)	(2.93%)	11.52%	(16.24%)	(27.84%)	12.59%	(20.99%)	(31.76%)